UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Diana Gonzales
Title:			Corporate Secretary
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diana Gonzales		Chicago, Illinois		November 8, 2000

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:			78

Form 13F Information Table Value Totals:			$319,471

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Aclara BioSciences Inc.       Common    00461P106  1827   60150sh     sole                42350   0   17800
Advent Software               Common    007974108  6401   91600sh     sole                64600   0   27000
Aeroflex, Inc.                Common    007768104  7017  144312sh     sole               101187   0   43125
Alexion Pharmaceuticals       Common    015351109  6287   55150sh     sole                38900   0   16250
AmeriCredit Corp.             Common    03060R101  3227  112000sh     sole                78900   0   33100
Anaren Microwave              Common    032744104  3391   25000sh     sole                17700   0    7300
Art Tech Group                Common    04289L107  3184   33600sh     sole                23500   0   10100
Asyst Technology              Common    04648X107  3949  195000sh     sole               137000   0   58000
Benchmark Electronics         Common    08160H101  8403  161590sh     sole               113790   0   47800
Biovail Corporation           Common    09067J109  4373   53700sh     sole                36700   0   17000
Celgene Corp.                 Common    151020104  4183   70300sh     sole                49550   0   20750
Cephalon, Inc.                Common    156708109  3807   78500sh     sole                55300   0   23200
Cheesecake Factory            Common    163072101  5326  123150sh     sole                85950   0   37200
Chico's Fashions              Common    168615102  5460  160600sh     sole               113300   0   47300
Christopher & Banks Corp      Common    171046105  6586  169425sh     sole               119500   0   49925
City National Corp            Common    178566105  5010  129700sh     sole                91300   0   38400
Coldwater Creek               Common    193068103  2727  101000sh     sole                71100   0   29900
Cor Therapeutics              Common    217753102  6250  100300sh     sole                70800   0   29500
Cost Plus World Market        Common    221485105  4640  154022sh     sole               108422   0   45600
Cree, Inc.                    Common    225447101  4824   41500sh     sole                29200   0   12300
Cross Timbers Oil             Common    227573102  6222  324262sh     sole               228262   0   96000
Cypress Semiconductor         Common    232806109  7348  176800sh     sole               124500   0   52300
Cytyc Corporation             Common    232946103  2795   64800sh     sole                45600   0   19200
DMC Stratex Networks Inc.     Common    23322L106  1944  121000sh     sole                85400   0   35600
Digital Lightwave             Common    253855100  1823   25100sh     sole                18050   0    7050
Dollar Tree Stores            Common    256747106  5926  146100sh     sole               102900   0   43200
Dusa Pharmaceuticals          Common    266898105  3611  117200sh     sole                82500   0   34700
Emcore Corporation            Common    290846104  4607  110800sh     sole                78000   0   32800
Exar Corporation              Common    300645108  6219   51400sh     sole                36200   0   15200
Firepond, Inc.                Common    318224102  1668  115000sh     sole                81500   0   33500
Gasonics                      Common    367278108  1721  140500sh     sole                98800   0   41700
Greater Bay Bancorp.          Common    391648102  7513  108200sh     sole                76200   0   32000
Hispanic Broadcasing Corp.    CL-A      422799106     6     200sh     sole                  200   0       0
Hyperion Solutions Corp.      Common    44914M104  2769  107000sh     sole                77000   0   30000
IDEC Pharmaceuticals Corp.    Common    449370105    18     100sh     sole                  100   0       0
II-VI, Inc.                   Common    902104108  3536  189400sh     sole               133800   0   55600
Ilex Oncology, Inc.           Common    451923106  3283  108980sh     sole                76780   0   32200
Integrated Device             Common    458118106  5403   59700sh     sole                41900   0   17800
JDA Software                  Common    46612K108  1925  151000sh     sole               115300   0   35700
King Pharmaceuticals          Common    495582108  2942   87975sh     sole                62075   0   25900
LCC International             CL-A      501810105  2407  166000sh     sole               117100   0   48900
Learning Tree                 Common    522015106  2381   50000sh     sole                35300   0   14700
Louis Dreyfus Natural Gas     Common    546011107  5191  131000sh     sole                92300   0   38700
MacroVision                   Common    555904101  4876   60200sh     sole                42300   0   17900
Mercury Interactive Corp.     Common    589405109    16     100sh     sole                  100   0       0
Millennium Pharmaceuticals    Common    599902103    11      75sh     sole                   75   0       0
MiniMed Inc.                  Common    60365K108    18     200sh     sole                  200   0       0
Molecular Device              Common    60851C107  3316   33750sh     sole                24750   0    9000
Myriad  Genetics              Common    62855J104  6059   70150sh     sole                49450   0   20700
Nanometrics                   Common    630077105  5093   95300sh     sole                67300   0   28000
Newport Corporation           Common    651824104  5335   33500sh     sole                23600   0    9900
OSI Pharmaceuticals           Common    671040103  6643   94900sh     sole                66900   0   28000
Outback Steakhouse            Common    689899102  3395  125150sh     sole                88150   0   37000
PF Changs China Bistro        Common    69333Y108  3308   95700sh     sole                67500   0   28200
Pharmacopeia, Inc.            Common    71713B104  2304   90350sh     sole                63650   0   26700
Pier 1 Imports                Common    720279108  4410  325150sh     sole               229450   0   95700
Pinnacle Holdings             Common    72346N101  2601   97700sh     sole                68900   0   28800
Power Wave                    Common    739363109  3167   83400sh     sole                58700   0   24700
Protein Design Labs           Common    74369L103  6146   51000sh     sole                36000   0   15000
QLT Incorporated              Common    746927102  5678   80100sh     sole                56450   0   23650
RSA Security Inc.             Common    749719100  4106   95200sh     sole                67000   0   28200
Rare Hospitality Inc.         Common    753820109  4397  215800sh     sole               152000   0   63800
Rehabcare                     Common    759148109  6460  152000sh     sole               107200   0   44800
SawTek                        Common    805468105  4050  105150sh     sole                74050   0   31100
Signal Technologies           Common    826675100  3977  252525sh     sole               177925   0   74600
Sillicon Valley Bancshares    Common    827064106  4007   68800sh     sole                48400   0   20400
Sybase Inc.                   Common    871130100  2726  118500sh     sole                88000   0   30500
Talbots                       Common    874161102  3814   57575sh     sole                40475   0   17100
Tidewater Inc.                Common    886423102  3258   71600sh     sole                50500   0   21100
Tollgrade Communications      Common    889542106  4997   36000sh     sole                25350   0   10650
Trikon                        Common    896187408  3367  238400sh     sole               167500   0   70900
Veeco Instruments             Common    922417100  10868 102275sh     sole                71975  0   30300
Ventana Medical Systems       Common    92276H106      5    200sh     sole                  200  0       0
Vertex                        Common    92532F100   6676  79000sh     sole                55800  0   23200
Vintage Petroleum             Common    927460105   4642 204025sh     sole               150725  0   53300
Virata Corporation            Common    927646109   4311  65200sh     sole                45800  0   19400
WJ Communications             Common    929284107   4237 114500sh     sole                81000  0   33500
Zales                         Common    988858106   3067  94550sh     sole                65350  0   29200